Credit Risk Manager Report
FFMLT 2006FF12
EOM Reporting Date 09/30/2006
Determination Date
10/15/2006
CRM-B Report FFMLT 2006FF12
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF12
Client
Lehman
Servicer
National City Home Loan Services Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
Backup Servicer
Close Date
08/30/2006
Custodian
U.S.Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
08/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
1,049,649,741
Issue Count
5,616
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 1,050,062,750 1,036,922,036 98.75% 0.00% 1,036,477,555 1,036,199,620
Count 5,616 5,576 99.29% 0.00% 5,570 5,570
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are no remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 2 0
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 2 0
MR Recommended Action
Orig Count
Transaction Bal
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 6
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 177,489,900 16.90% 176,246,972 17.00% 99.30% 0.00%
1,296 1,291 23.15% 99.61% 0.00%
Y 872,572,850 83.10% 860,675,064 83.00% 98.64% 0.00%
4,320 4,285 76.85% 99.19% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
08/31/2006 1,046,075,317 5,603 1.10 8.00 17.70 649.86 0.00 82.81 2.62% 1.13% 0.00% 186,267
09/30/2006 1,036,922,036 5,576 2.10 8.00 17.71 649.62 0.00 82.80 2.64% 1.12% 0.00% 185,066
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 27,448,288 2.61% 27,345,636 2.64% 99.63% 0.00%
193 192 3.44% 99.48% 0.00%
Y 1,022,614,462 97.39% 1,009,576,400 97.36% 98.73% 0.00%
5,423 5,384 96.56% 99.28% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 342,266,970 32.59% 334,340,888 32.24% 97.68% 0.00%
1,534 1,514 27.15% 98.70% 0.00%
Full Doc 695,636,102 66.25% 691,002,160 66.64% 99.33% 0.00%
4,045 4,027 72.22% 99.56% 0.00%
Stated Doc 12,159,678 1.16% 11,578,988 1.12% 95.22% 0.00%
37 35 0.63% 94.59% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 43,698,098 4.16% 42,781,455 4.13% 97.90% 0.00%
271 268 4.81% 98.89% 0.00%
R2 171,339,759 16.32% 166,592,375 16.07% 97.23% 0.00%
1,046 1,030 18.47% 98.47% 0.00%
R3 273,803,955 26.08% 271,885,079 26.22% 99.30% 0.00%
1,659 1,651 29.61% 99.52% 0.00%
R4 242,731,727 23.12% 240,450,640 23.19% 99.06% 0.00%
1,363 1,356 24.32% 99.49% 0.00%
R5 125,520,087 11.95% 124,514,310 12.01% 99.20% 0.00%
582 580 10.40% 99.66% 0.00%
R6 89,191,892 8.49% 88,109,131 8.50% 98.79% 0.00%
360 357 6.40% 99.17% 0.00%
R7 61,503,703 5.86% 61,478,877 5.93% 99.96% 0.00%
225 225 4.04% 100.00% 0.00%
R8 42,273,529 4.03% 41,110,168 3.96% 97.25% 0.00%
110 109 1.95% 99.09% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 696,006,517 66.28% 686,621,548 66.22% 98.65% 0.00%
4,258 4,229 75.84% 99.32% 0.00%
Y 354,056,233 33.72% 350,300,488 33.78% 98.94% 0.00%
1,358 1,347 24.16% 99.19% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 339,047,776 32.29% 327,605,566 31.59% 96.63% 0.00%
1,758 1,722 30.88% 97.95% 0.00%
Yes 711,014,974 67.71% 709,316,470 68.41% 99.76% 0.00%
3,858 3,854 69.12% 99.90% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 339,047,776 32.29% 327,605,566 31.59% 96.63% 0.00%
1,758 1,722 30.88% 97.95% 0.00%
12 53,401,629 5.09% 53,366,390 5.15% 99.93% 0.00%
210 210 3.77% 100.00% 0.00%
24 409,746,666 39.02% 408,986,295 39.44% 99.81% 0.00%
2,084 2,082 37.34% 99.90% 0.00%
36 247,866,679 23.60% 246,963,786 23.82% 99.64% 0.00%
1,564 1,562 28.01% 99.87% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 2,094,350 0.20% 2,089,311 0.20% 99.76% 0.00%
23 23 0.41% 100.00% 0.00%
c. 41-50 7,811,086 0.74% 7,767,584 0.75% 99.44% 0.00%
46 45 0.81% 97.83% 0.00%
d. 51-60 11,112,850 1.06% 10,978,810 1.06% 98.79% 0.00%
73 73 1.31% 100.00% 0.00%
e. 61-70 30,060,485 2.86% 28,513,445 2.75% 94.85% 0.00%
162 159 2.85% 98.15% 0.00%
f. 71-80 99,649,496 9.49% 98,048,894 9.46% 98.39% 0.00%
557 552 9.90% 99.10% 0.00%
g. 81-90 141,380,231 13.46% 139,824,646 13.48% 98.90% 0.00%
718 714 12.80% 99.44% 0.00%
h. 91-100 757,954,252 72.18% 749,699,347 72.30% 98.91% 0.00%
4,037 4,010 71.92% 99.33% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 15,604,845 1.49% 15,449,539 1.49% 99.00% 0.00%
111 110 1.97% 99.10% 0.00%
551-600 121,198,325 11.54% 120,428,588 11.61% 99.36% 0.00%
860 856 15.35% 99.53% 0.00%
601-650 413,380,682 39.37% 410,154,544 39.56% 99.22% 0.00%
2,368 2,359 42.31% 99.62% 0.00%
651-700 349,426,588 33.28% 346,263,107 33.39% 99.09% 0.00%
1,640 1,629 29.21% 99.33% 0.00%
701-750 112,679,084 10.73% 109,460,637 10.56% 97.14% 0.00%
470 461 8.27% 98.09% 0.00%
751-800 34,242,846 3.26% 31,638,995 3.05% 92.40% 0.00%
150 144 2.58% 96.00% 0.00%
801+ 3,530,380 0.34% 3,526,626 0.34% 99.89% 0.00%
17 17 0.30% 100.00% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 6
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 325,000 0.03% 324,615 0.03% 99.88% 0.00%
1 1 0.02% 100.00% 0.00%
2 Yr Hybrid 200,139,316 19.06% 197,212,892 19.02% 98.54% 0.00%
1,403 1,394 25.00% 99.36% 0.00%
2 Yr Hybrid Balloon 200,768,646 19.12% 199,741,514 19.26% 99.49% 0.00%
914 911 16.34% 99.67% 0.00%
2 Yr Hybrid IO 232,548,366 22.15% 230,620,664 22.24% 99.17% 0.00%
811 806 14.45% 99.38% 0.00%
3 Yr Hybrid 72,772,514 6.93% 70,036,798 6.75% 96.24% 0.00%
467 459 8.23% 98.29% 0.00%
3 Yr Hybrid Balloon 61,107,574 5.82% 59,541,207 5.74% 97.44% 0.00%
263 259 4.64% 98.48% 0.00%
3 Yr Hybrid IO 5 80,420,173 7.66% 79,113,451 7.63% 98.38% 0.00%
349 345 6.19% 98.85% 0.00%
5 Yr Hybrid 4,970,071 0.47% 4,868,343 0.47% 97.95% 0.00%
33 32 0.57% 96.97% 0.00%
5 Yr Hybrid Balloon 5,866,520 0.56% 5,864,167 0.57% 99.96% 0.00%
25 25 0.45% 100.00% 0.00%
5 Yr Hybrid IO 5 12,828,920 1.22% 12,828,131 1.24% 99.99% 0.00%
51 51 0.91% 100.00% 0.00%
ARM IO 825,750 0.08% 523,283 0.05% 63.37% 0.00%
3 2 0.04% 66.67% 0.00%
Balloon 27,314,897 2.60% 26,879,015 2.59% 98.40% 0.00%
168 167 2.99% 99.40% 0.00%
Balloon IO 602,857 0.06% 602,676 0.06% 99.97% 0.00%
3 3 0.05% 100.00% 0.00%
Fixed 122,741,979 11.69% 122,152,997 11.78% 99.52% 0.00%
984 981 17.59% 99.70% 0.00%
Fixed IO 26,830,167 2.56% 26,612,285 2.57% 99.19% 0.00%
141 140 2.51% 99.29% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
c. 5.1-6 7,316,000 0.70% 7,194,231 0.69% 98.34% 0.00%
30 30 0.54% 100.00% 0.00%
d. 6.1-7 150,004,019 14.29% 148,792,175 14.35% 99.19% 0.00%
646 642 11.51% 99.38% 0.00%
e. 7.1-8 455,672,792 43.39% 453,185,157 43.70% 99.45% 0.00%
2,213 2,206 39.56% 99.68% 0.00%
f. 8.1-9 301,853,384 28.75% 295,423,939 28.49% 97.87% 0.00%
1,735 1,717 30.79% 98.96% 0.00%
g. 9.1-10 104,214,471 9.92% 102,236,211 9.86% 98.10% 0.00%
729 722 12.95% 99.04% 0.00%
h. 10.1-11 23,510,424 2.24% 22,731,330 2.19% 96.69% 0.00%
195 192 3.44% 98.46% 0.00%
i. 11.1-12 7,334,260 0.70% 7,201,734 0.69% 98.19% 0.00%
65 64 1.15% 98.46% 0.00%
j. 12.1-13 157,400 0.01% 157,259 0.02% 99.91% 0.00%
3 3 0.05% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 127,364,894 12.13% 125,253,656 12.08% 98.34% 0.00%
522 518 9.29% 99.23% 0.00%
Condo 8,906,755 0.85% 8,899,595 0.86% 99.92% 0.00%
46 46 0.82% 100.00% 0.00%
Manufactured 277,900 0.03% 277,386 0.03% 99.82% 0.00%
2 2 0.04% 100.00% 0.00%
PUD 82,896,610 7.89% 82,116,175 7.92% 99.06% 0.00%
434 431 7.73% 99.31% 0.00%
Single Family 830,616,591 79.10% 820,375,223 79.12% 98.77% 0.00%
4,612 4,579 82.12% 99.28% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,730,855 0.93% 9,633,939 0.93% 99.00% 0.00%
237 235 4.21% 99.16% 0.00%
c. 51-100 93,562,453 8.91% 93,108,450 8.98% 99.51% 0.00%
1,206 1,202 21.56% 99.67% 0.00%
d. 101-200 359,537,797 34.24% 357,920,557 34.52% 99.55% 0.00%
2,484 2,476 44.40% 99.68% 0.00%
e. 201-300 218,804,984 20.84% 216,486,573 20.88% 98.94% 0.00%
902 893 16.02% 99.00% 0.00%
f. 301-400 127,236,237 12.12% 124,763,132 12.03% 98.06% 0.00%
369 362 6.49% 98.10% 0.00%
g. 401-500 89,007,001 8.48% 86,704,211 8.36% 97.41% 0.00%
199 194 3.48% 97.49% 0.00%
h. 501-600 52,035,869 4.96% 50,282,861 4.85% 96.63% 0.00%
95 92 1.65% 96.84% 0.00%
i. 601-700 31,873,430 3.04% 31,857,981 3.07% 99.95% 0.00%
49 49 0.88% 100.00% 0.00%
j. 701-800 22,964,496 2.19% 22,220,240 2.14% 96.76% 0.00%
31 30 0.54% 96.77% 0.00%
k. 801-900 8,509,778 0.81% 8,505,992 0.82% 99.96% 0.00%
10 10 0.18% 100.00% 0.00%
l. 901-999 11,427,750 1.09% 11,423,311 1.10% 99.96% 0.00%
12 12 0.22% 100.00% 0.00%
m. 1,000+ 25,372,100 2.42% 24,014,788 2.32% 94.65% 0.00%
22 21 0.38% 95.45% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 255,674,411 24.35% 251,805,669 24.28% 98.49% 0.00%
1,335 1,325 23.76% 99.25% 0.00%
Purchase 763,910,554 72.75% 755,185,005 72.83% 98.86% 0.00%
4,111 4,083 73.22% 99.32% 0.00%
Rate/Term Refi 30,477,785 2.90% 29,931,362 2.89% 98.21% 0.00%
170 168 3.01% 98.82% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 1,050,062,750 100.00% 1,036,922,036 100.00% 98.75% 0.00%
5,616 5,576 100.00% 99.29% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 5,781,630 0.55% 5,677,986 0.55% 98.21% 0.00%
48 47 0.84% 97.92% 0.00%
240 351,980 0.03% 350,591 0.03% 99.61% 0.00%
3 3 0.05% 100.00% 0.00%
360 750,337,903 71.46% 740,333,280 71.40% 98.67% 0.00%
4,201 4,170 74.78% 99.26% 0.00%
480 106,277,255 10.12% 104,705,063 10.10% 98.52% 0.00%
567 562 10.08% 99.12% 0.00%
600 187,313,982 17.84% 185,855,115 17.92% 99.22% 0.00%
797 794 14.24% 99.62% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 6
Monthly Pool Migration Stratification
Arm Flag
09/30/2006
% Bal 08/31/2006
% Bal
N
176,246,972 17.00% 176,795,362 16.90%
1,291 23.15% 1,294 23.09%
Y
860,675,064 83.00% 869,279,955 83.10%
4,285 76.85% 4,309 76.91%
IO Flag
09/30/2006
% Bal 08/31/2006
% Bal
N
686,621,548 66.22% 692,854,766 66.23%
4,229 75.84% 4,248 75.82%
Y
350,300,488 33.78% 353,220,551 33.77%
1,347 24.16% 1,355 24.18%
Orig PPP
Flag
09/30/2006
% Bal 08/31/2006
% Bal
No
327,605,566 31.59% 336,142,539 32.13%
1,722 30.88% 1,748 31.20%
Yes
709,316,470 68.41% 709,932,778 67.87%
3,854 69.12% 3,855 68.80%
Orig PPP Mos
09/30/2006
% Bal 08/31/2006
% Bal
0
327,605,566 31.59% 336,142,539 32.13%
1,722 30.88% 1,748 31.20%
12
53,366,390 5.15% 53,380,730 5.10%
210 3.77% 210 3.75%
24
408,986,295 39.44% 409,282,711 39.13%
2,082 37.34% 2,082 37.16%
36
246,963,786 23.82% 247,269,337 23.64%
1,562 28.01% 1,563 27.90%
Orig CLTV by
10%
09/30/2006
% Bal 08/31/2006
% Bal
b. 0-40
2,089,311 0.20% 2,091,078 0.20%
23 0.41% 23 0.41%
c. 41-50
7,767,584 0.75% 7,802,910 0.75%
45 0.81% 46 0.82%
d. 51-60
10,978,810 1.06% 10,986,979 1.05%
73 1.31% 73 1.30%
e. 61-70
28,513,445 2.75% 29,892,624 2.86%
159 2.85% 161 2.87%
f. 71-80
98,048,894 9.46% 98,925,683 9.46%
552 9.90% 555 9.91%
g. 81-90
139,824,646 13.48% 140,987,281 13.48%
714 12.80% 717 12.80%
h. 91-100
749,699,347 72.30% 755,388,760 72.21%
4,010 71.92% 4,028 71.89%
DQ Risk Grp
09/30/2006
% Bal 08/31/2006
% Bal
R1
42,781,455 4.13% 43,048,815 4.12%
268 4.81% 270 4.82%
R2
166,592,375 16.07% 169,402,539 16.19%
1,030 18.47% 1,040 18.56%
R3
271,885,079 26.22% 273,480,140 26.14%
1,651 29.61% 1,657 29.57%
R4
240,450,640 23.19% 242,364,057 23.17%
1,356 24.32% 1,362 24.31%
R5
124,514,310 12.01% 125,117,764 11.96%
580 10.40% 581 10.37%
R6
88,109,131 8.50% 88,906,395 8.50%
357 6.40% 358 6.39%
R7
61,478,877 5.93% 61,490,357 5.88%
225 4.04% 225 4.02%
R8
41,110,168 3.96% 42,265,250 4.04%
109 1.95% 110 1.96%
Doc Level
09/30/2006
% Bal 08/31/2006
% Bal
Alternative Doc
334,340,888 32.24% 340,462,615 32.55%
1,514 27.15% 1,530 27.31%
Full Doc
691,002,160 66.64% 693,816,402 66.33%
4,027 72.22% 4,037 72.05%
Stated Doc
11,578,988 1.12% 11,796,301 1.13%
35 0.63% 36 0.64%
Occupancy
09/30/2006
% Bal 08/31/2006
% Bal
N
27,345,636 2.64% 27,430,076 2.62%
192 3.44% 193 3.44%
Y
1,009,576,400 97.36% 1,018,645,241 97.38%
5,384 96.56% 5,410 96.56%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 6
Orig Credit
Score by 50
09/30/2006
% Bal 08/31/2006
% Bal
501-550
15,449,539 1.49% 15,455,699 1.48%
110 1.97% 110 1.96%
551-600
120,428,588 11.61% 121,005,590 11.57%
856 15.35% 859 15.33%
601-650
410,154,544 39.56% 412,753,447 39.46%
2,359 42.31% 2,365 42.21%
651-700
346,263,107 33.39% 348,669,006 33.33%
1,629 29.21% 1,637 29.22%
701-750
109,460,637 10.56% 111,400,223 10.65%
461 8.27% 467 8.33%
751-800
31,638,995 3.05% 33,263,125 3.18%
144 2.58% 148 2.64%
801+
3,526,626 0.34% 3,528,227 0.34%
17 0.30% 17 0.30%
Orig Loan
size by 100k
09/30/2006
% Bal 08/31/2006
% Bal
b. 0-50
9,633,939 0.93% 9,669,628 0.92%
235 4.21% 236 4.21%
c. 51-100
93,108,450 8.98% 93,385,504 8.93%
1,202 21.56% 1,205 21.51%
d. 101-200
357,920,557 34.52% 358,699,620 34.29%
2,476 44.40% 2,480 44.26%
e. 201-300
216,486,573 20.88% 218,454,643 20.88%
893 16.02% 901 16.08%
f. 301-400
124,763,132 12.03% 126,114,210 12.06%
362 6.49% 366 6.53%
g. 401-500
86,704,211 8.36% 87,629,654 8.38%
194 3.48% 196 3.50%
h. 501-600
50,282,861 4.85% 52,016,645 4.97%
92 1.65% 95 1.70%
i. 601-700
31,857,981 3.07% 31,863,405 3.05%
49 0.88% 49 0.87%
j. 701-800
22,220,240 2.14% 22,960,325 2.19%
30 0.54% 31 0.55%
k. 801-900
8,505,992 0.82% 8,508,338 0.81%
10 0.18% 10 0.18%
l. 901-999
11,423,311 1.10% 11,425,056 1.09%
12 0.22% 12 0.21%
m. 1,000+
24,014,788 2.32% 25,348,288 2.42%
21 0.38% 22 0.39%
Purpose
09/30/2006
% Bal 08/31/2006
% Bal
Cashout Refi
251,805,669 24.28% 254,639,261 24.34%
1,325 23.76% 1,331 23.76%
Purchase
755,185,005 72.83% 761,304,970 72.78%
4,083 73.22% 4,103 73.23%
Rate/Term Refi
29,931,362 2.89% 30,131,086 2.88%
168 3.01% 169 3.02%
Original
Coupon by
100
09/30/2006
% Bal 08/31/2006
% Bal
c. 5.1-6
7,194,231 0.69% 7,198,727 0.69%
30 0.54% 30 0.54%
d. 6.1-7
148,792,175 14.35% 149,615,302 14.30%
642 11.51% 644 11.49%
e. 7.1-8
453,185,157 43.70% 454,285,385 43.43%
2,206 39.56% 2,209 39.43%
f. 8.1-9
295,423,939 28.49% 300,760,631 28.75%
1,717 30.79% 1,732 30.91%
g. 9.1-10
102,236,211 9.86% 103,400,097 9.88%
722 12.95% 727 12.98%
h. 10.1-11
22,731,330 2.19% 23,455,181 2.24%
192 3.44% 194 3.46%
i. 11.1-12
7,201,734 0.69% 7,202,670 0.69%
64 1.15% 64 1.14%
j. 12.1-13
157,259 0.02% 157,324 0.02%
3 0.05% 3 0.05%
Orig Product
Type
09/30/2006
% Bal 08/31/2006
% Bal
1 Yr Hybrid
324,615 0.03% 324,615 0.03%
1 0.02% 1 0.02%
2 Yr Hybrid
197,212,892 19.02% 198,939,335 19.02%
1,394 25.00% 1,399 24.97%
2 Yr Hybrid
Balloon
199,741,514 19.26% 200,569,593 19.17%
911 16.34% 913 16.29%
2 Yr Hybrid IO
230,620,664 22.24% 231,860,586 22.16%
806 14.45% 809 14.44%
3 Yr Hybrid
70,036,798 6.75% 71,834,555 6.87%
459 8.23% 465 8.30%
3 Yr Hybrid
Balloon
59,541,207 5.74% 60,994,540 5.83%
259 4.64% 262 4.68%
3 Yr Hybrid IO 5
79,113,451 7.63% 80,273,998 7.67%
345 6.19% 348 6.21%
5 Yr Hybrid
4,868,343 0.47% 4,963,162 0.47%
32 0.57% 33 0.59%
5 Yr Hybrid
Balloon
5,864,167 0.57% 5,865,181 0.56%
25 0.45% 25 0.45%
5 Yr Hybrid IO 5
12,828,131 1.24% 12,828,639 1.23%
51 0.91% 51 0.91%
ARM IO
523,283 0.05% 825,750 0.08%
2 0.04% 3 0.05%
Balloon
26,879,015 2.59% 26,882,671 2.57%
167 2.99% 167 2.98%
Balloon IO
602,676 0.06% 602,767 0.06%
3 0.05% 3 0.05%
Fixed
122,152,997 11.78% 122,481,114 11.71%
981 17.59% 983 17.54%
Fixed IO
26,612,285 2.57% 26,828,811 2.56%
140 2.51% 141 2.52%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 6
Lien position
09/30/2006
% Bal 08/31/2006
% Bal
1
1,036,922,036 100.00% 1,046,075,317 100.00%
5,576 100.00% 5,603 100.00%
Property type
09/30/2006
% Bal 08/31/2006
% Bal
2-4 Family
125,253,656 12.08% 126,935,375 12.13%
518 9.29% 521 9.30%
Condo
8,899,595 0.86% 8,902,863 0.85%
46 0.82% 46 0.82%
Manufactured
277,386 0.03% 277,594 0.03%
2 0.04% 2 0.04%
PUD
82,116,175 7.92% 82,731,879 7.91%
431 7.73% 433 7.73%
Single Family
820,375,223 79.12% 827,227,606 79.08%
4,579 82.12% 4,601 82.12%
Orig Term
09/30/2006
% Bal 08/31/2006
% Bal
180
5,677,986 0.55% 5,719,783 0.55%
47 0.84% 48 0.86%
240
350,591 0.03% 351,225 0.03%
3 0.05% 3 0.05%
360
740,333,280 71.40% 747,158,302 71.42%
4,170 74.78% 4,191 74.80%
480
104,705,063 10.10% 105,810,311 10.11%
562 10.08% 566 10.10%
600
185,855,115 17.92% 187,035,695 17.88%
794 14.24% 795 14.19%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 6
Section III
Performance
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
08/31/2006 0.00% 0.00% 0.00% 0.00% 0.00% 0.000%
09/30/2006 1.22% 0.00% 0.00% 0.00% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 17.00% 96.01% 3.59% 0.40%
Y 83.00% 94.95% 3.65% 1.38% 0.01%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 66.22% 96.05% 3.05% 0.89% 0.01%
Y 33.78% 93.33% 4.80% 1.86% 0.01%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
1 Yr Hybrid 0.03% 100.00%
2 Yr Hybrid 19.02% 95.75% 2.80% 1.44%
2 Yr Hybrid Balloon 19.26% 96.27% 2.93% 0.80%
2 Yr Hybrid IO 22.24% 92.81% 5.07% 2.11% 0.01%
3 Yr Hybrid 6.75% 96.90% 2.09% 0.93% 0.09%
3 Yr Hybrid Balloon 5.74% 92.96% 5.39% 1.66%
3 Yr Hybrid IO 5 7.63% 94.28% 4.48% 1.24%
5 Yr Hybrid 0.47% 100.00%
5 Yr Hybrid Balloon 0.57% 100.00%
5 Yr Hybrid IO 5 1.24% 99.05% 0.95%
ARM IO 0.05% 100.00%
Balloon 2.59% 96.70% 3.19% 0.11%
Balloon IO 0.06% 100.00%
Fixed 11.78% 96.71% 3.29%
Fixed IO 2.57% 91.99% 5.50% 2.51%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
No 31.59% 95.62% 3.27% 1.10% 0.02%
Yes 68.41% 94.91% 3.81% 1.27% 0.00%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
Alternative Doc 32.24% 94.87% 3.51% 1.62%
Full Doc 66.64% 95.22% 3.74% 1.03% 0.01%
Stated Doc 1.12% 97.50% 1.64% 0.86%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
1 100.00% 95.13% 3.64% 1.22% 0.01%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
b. 0-50 0.93% 92.90% 6.48% 0.31% 0.31%
c. 51-100 8.98% 95.90% 3.58% 0.45% 0.07%
d. 101-200 34.52% 96.42% 2.83% 0.75%
e. 201-300 20.88% 95.58% 3.55% 0.87%
f. 301-400 12.03% 94.38% 3.69% 1.93%
g. 401-500 8.36% 95.42% 3.00% 1.57%
h. 501-600 4.85% 94.32% 3.48% 2.21%
i. 601-700 3.07% 95.91% 1.96% 2.13%
j. 701-800 2.14% 89.92% 6.66% 3.42%
k. 801-900 0.82% 89.66% 10.34%
l. 901-999 1.10% 92.02% 7.98%
m. 1,000+ 2.32% 81.68% 12.99% 5.33%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
501-600 13.10% 91.12% 6.54% 2.34%
601-700 72.95% 95.60% 3.47% 0.92% 0.01%
701-800 13.61% 96.39% 1.86% 1.75%
801+ 0.34% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 2.64% 99.22% 0.67% 0.11%
Y 97.36% 95.02% 3.72% 1.25% 0.01%
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 1,024,308,473 98.78% 5,529 99.16%
Delinquent 224,588 0.02% 1 0.02%
Early Pay Default 1,090,046 0.11% 5 0.09%
First Pay Default 11,298,929 1.09% 41 0.74%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 1,090,046 100.00% 5 100.00%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
First Pay Default 3. 30dpd 11,298,929 100.00% 41 100.00%
12,388,975
46
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default c. 30dpd 1,090,046 100.00% 5 100.00%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default c. 30dpd 11,298,929 100.00% 41 100.00%
12,388,975
46
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
R1 4.13% 96.86% 3.07% 0.07%
R2 16.07% 97.25% 1.86% 0.90%
R3 26.22% 96.20% 2.97% 0.81% 0.02%
R4 23.19% 94.36% 4.32% 1.33%
R5 12.01% 92.74% 3.75% 3.51%
R6 8.50% 94.61% 4.46% 0.93%
R7 5.93% 91.08% 8.42% 0.50%
R8 3.96% 96.68% 2.73% 0.58%
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 177,489,900 16.90% 916,424 7.67% 99.30%
1,296 23.08% 5 12.50% 99.61%
Y 872,572,850 83.10% 11,025,914 92.33% 98.64%
4,320 76.92% 35 87.50% 99.19%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 27,448,288 2.61% 72,090 0.60% 99.63%
193 3.44% 1 2.50% 99.48%
Y 1,022,614,462 97.39% 11,870,248 99.40% 98.73%
5,423 96.56% 39 97.50% 99.28%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 342,266,970 32.59% 7,701,954 64.49% 97.68%
1,534 27.31% 20 50.00% 98.70%
Full Doc 695,636,102 66.25% 3,665,384 30.69% 99.33%
4,045 72.03% 18 45.00% 99.56%
Stated Doc 12,159,678 1.16% 575,000 4.81% 95.22%
37 0.66% 2 5.00% 94.59%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 43,698,098 4.16% 726,745 6.09% 97.90%
271 4.83% 3 7.50% 98.89%
R2 171,339,759 16.32% 4,533,489 37.96% 97.23%
1,046 18.63% 16 40.00% 98.47%
R3 273,803,955 26.08% 1,671,595 14.00% 99.30%
1,659 29.54% 8 20.00% 99.52%
R4 242,731,727 23.12% 2,093,167 17.53% 99.06%
1,363 24.27% 7 17.50% 99.49%
R5 125,520,087 11.95% 931,754 7.80% 99.20%
582 10.36% 2 5.00% 99.66%
R6 89,191,892 8.49% 835,789 7.00% 98.79%
360 6.41% 3 7.50% 99.17%
R7 61,503,703 5.86% 99.96%
225 4.01% 0 0.00% 100.00%
R8 42,273,529 4.03% 1,149,801 9.63% 97.25%
110 1.96% 1 2.50% 99.09%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 696,006,517 66.28% 8,418,153 70.49% 98.65%
4,258 75.82% 29 72.50% 99.32%
Y 354,056,233 33.72% 3,524,186 29.51% 98.94%
1,358 24.18% 11 27.50% 99.19%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 339,047,776 32.29% 11,041,458 92.46% 96.63%
1,758 31.30% 36 90.00% 97.95%
Yes 711,014,974 67.71% 900,880 7.54% 99.76%
3,858 68.70% 4 10.00% 99.90%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 339,047,776 32.29% 11,041,458 92.46% 96.63%
1,758 31.30% 36 90.00% 97.95%
12 53,401,629 5.09% 99.93%
210 3.74% 0 0.00% 100.00%
24 409,746,666 39.02% 276,122 2.31% 99.81%
2,084 37.11% 2 5.00% 99.90%
36 247,866,679 23.60% 624,758 5.23% 99.64%
1,564 27.85% 2 5.00% 99.87%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 2,094,350 0.20% 99.76%
23 0.41% 0 0.00% 100.00%
c. 41-50 7,811,086 0.74% 29,866 0.25% 99.44%
46 0.82% 1 2.50% 97.83%
d. 51-60 11,112,850 1.06% 98.79%
73 1.30% 0 0.00% 100.00%
e. 61-70 30,060,485 2.86% 1,507,618 12.62% 94.85%
162 2.88% 3 7.50% 98.15%
f. 71-80 99,649,496 9.49% 1,286,546 10.77% 98.39%
557 9.92% 5 12.50% 99.10%
g. 81-90 141,380,231 13.46% 1,435,838 12.02% 98.90%
718 12.78% 4 10.00% 99.44%
h. 91-100 757,954,252 72.18% 7,682,470 64.33% 98.91%
4,037 71.88% 27 67.50% 99.33%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 325,000 0.03% 99.88%
1 0.02% 0 0.00% 100.00%
2 Yr Hybrid 200,139,316 19.06% 2,614,413 21.89% 98.54%
1,403 24.98% 9 22.50% 99.36%
2 Yr Hybrid Balloon 200,768,646 19.12% 924,091 7.74% 99.49%
914 16.27% 3 7.50% 99.67%
2 Yr Hybrid IO 232,548,366 22.15% 1,705,590 14.28% 99.17%
811 14.44% 5 12.50% 99.38%
3 Yr Hybrid 72,772,514 6.93% 2,549,155 21.35% 96.24%
467 8.32% 8 20.00% 98.29%
3 Yr Hybrid Balloon 61,107,574 5.82% 1,537,189 12.87% 97.44%
263 4.68% 4 10.00% 98.48%
3 Yr Hybrid IO 5 80,420,173 7.66% 1,301,196 10.90% 98.38%
349 6.21% 4 10.00% 98.85%
5 Yr Hybrid 4,970,071 0.47% 91,881 0.77% 97.95%
33 0.59% 1 2.50% 96.97%
5 Yr Hybrid Balloon 5,866,520 0.56% 99.96%
25 0.45% 0 0.00% 100.00%
5 Yr Hybrid IO 5 12,828,920 1.22% 99.99%
51 0.91% 0 0.00% 100.00%
ARM IO 825,750 0.08% 302,400 2.53% 63.37%
3 0.05% 1 2.50% 66.67%
Balloon 27,314,897 2.60% 419,880 3.52% 98.40%
168 2.99% 1 2.50% 99.40%
Balloon IO 602,857 0.06% 99.97%
3 0.05% 0 0.00% 100.00%
Fixed 122,741,979 11.69% 281,545 2.36% 99.52%
984 17.52% 3 7.50% 99.70%
Fixed IO 26,830,167 2.56% 215,000 1.80% 99.19%
141 2.51% 1 2.50% 99.29%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
c. 5.1-6 7,316,000 0.70% 98.34%
30 0.53% 0 0.00% 100.00%
d. 6.1-7 150,004,019 14.29% 1,046,360 8.76% 99.19%
646 11.50% 4 10.00% 99.38%
e. 7.1-8 455,672,792 43.39% 1,920,223 16.08% 99.45%
2,213 39.41% 7 17.50% 99.68%
f. 8.1-9 301,853,384 28.75% 6,187,829 51.81% 97.87%
1,735 30.89% 18 45.00% 98.96%
g. 9.1-10 104,214,471 9.92% 1,893,576 15.86% 98.10%
729 12.98% 7 17.50% 99.04%
h. 10.1-11 23,510,424 2.24% 764,531 6.40% 96.69%
195 3.47% 3 7.50% 98.46%
i. 11.1-12 7,334,260 0.70% 129,819 1.09% 98.19%
65 1.16% 1 2.50% 98.46%
j. 12.1-13 157,400 0.01% 99.91%
3 0.05% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 127,364,894 12.13% 2,001,047 16.76% 98.34%
522 9.29% 4 10.00% 99.23%
Condo 8,906,755 0.85% 99.92%
46 0.82% 0 0.00% 100.00%
Manufactured 277,900 0.03% 99.82%
2 0.04% 0 0.00% 100.00%
PUD 82,896,610 7.89% 718,470 6.02% 99.06%
434 7.73% 3 7.50% 99.31%
Single Family 830,616,591 79.10% 9,222,821 77.23% 98.77%
4,612 82.12% 33 82.50% 99.28%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 15,604,845 1.49% 141,000 1.18% 99.00%
111 1.98% 1 2.50% 99.10%
551-600 121,198,325 11.54% 666,411 5.58% 99.36%
860 15.31% 4 10.00% 99.53%
601-650 413,380,682 39.37% 2,681,288 22.45% 99.22%
2,368 42.17% 9 22.50% 99.62%
651-700 349,426,588 33.28% 2,891,744 24.21% 99.09%
1,640 29.20% 11 27.50% 99.33%
701-750 112,679,084 10.73% 3,037,813 25.44% 97.14%
470 8.37% 9 22.50% 98.09%
751-800 34,242,846 3.26% 2,524,084 21.14% 92.40%
150 2.67% 6 15.00% 96.00%
801+ 3,530,380 0.34% 99.89%
17 0.30% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,730,855 0.93% 76,666 0.64% 99.00%
237 4.22% 2 5.00% 99.16%
c. 51-100 93,562,453 8.91% 321,264 2.69% 99.51%
1,206 21.47% 4 10.00% 99.67%
d. 101-200 359,537,797 34.24% 1,166,162 9.76% 99.55%
2,484 44.23% 8 20.00% 99.68%
e. 201-300 218,804,984 20.84% 2,165,190 18.13% 98.94%
902 16.06% 9 22.50% 99.00%
f. 301-400 127,236,237 12.12% 2,343,993 19.63% 98.06%
369 6.57% 7 17.50% 98.10%
g. 401-500 89,007,001 8.48% 2,260,689 18.93% 97.41%
199 3.54% 5 12.50% 97.49%
h. 501-600 52,035,869 4.96% 1,722,574 14.42% 96.63%
95 1.69% 3 7.50% 96.84%
i. 601-700 31,873,430 3.04% 99.95%
49 0.87% 0 0.00% 100.00%
j. 701-800 22,964,496 2.19% 736,000 6.16% 96.76%
31 0.55% 1 2.50% 96.77%
k. 801-900 8,509,778 0.81% 99.96%
10 0.18% 0 0.00% 100.00%
l. 901-999 11,427,750 1.09% 99.96%
12 0.21% 0 0.00% 100.00%
m. 1,000+ 25,372,100 2.42% 1,149,801 9.63% 94.65%
22 0.39% 1 2.50% 95.45%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 255,674,411 24.35% 3,607,375 30.21% 98.49%
1,335 23.77% 10 25.00% 99.25%
Purchase 763,910,554 72.75% 7,827,060 65.54% 98.86%
4,111 73.20% 28 70.00% 99.32%
Rate/Term Refi 30,477,785 2.90% 507,903 4.25% 98.21%
170 3.03% 2 5.00% 98.82%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 1,050,062,750 100.00% 11,942,338 100.00% 98.75%
5,616 100.00% 40 100.00% 99.29%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 5,781,630 0.55% 29,866 0.25% 98.21%
48 0.85% 1 2.50% 97.92%
240 351,980 0.03% 99.61%
3 0.05% 0 0.00% 100.00%
360 750,337,903 71.46% 9,031,313 75.62% 98.67%
4,201 74.80% 31 77.50% 99.26%
480 106,277,255 10.12% 1,494,369 12.51% 98.52%
567 10.10% 5 12.50% 99.12%
600 187,313,982 17.84% 1,386,791 11.61% 99.22%
797 14.19% 3 7.50% 99.62%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 1,029,929,921 98.08% 8,626,845 72.24% 99.05%
5,529 98.45% 27 67.50% 99.51%
b. Non-Reportable 16,816,679 1.60% 99.97%
74 1.32% 0 0.00% 100.00%
None 3,316,150 0.32% 3,315,494 27.76%
13 0.23% 13 32.50% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 1,029,929,921 98.08% 8,626,845 72.24% 99.05%
5,529 98.45% 27 67.50% 99.51%
2. Non-Report 16,816,679 1.60% 99.97%
74 1.32% 0 0.00% 100.00%
Error 3,316,150 0.32% 3,315,494 27.76%
13 0.23% 13 32.50% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
09/15/2006 3,314,751 21,664
10/15/2006 8,626,257 2,049
11,941,008
23,713
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium
Remitted
09/15/2006 13 10 3
10/15/2006 27 26 1
40
36
4
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
k. PrePaid
l. Bankruptcy
k. PrePaid
0 0
27 27
l. Bankruptcy
92,156 92,156
2 2
unknown
1,036,107,464 1,023,501,764 12,605,700
5,568 5,521 47
1,023,501,764
12,605,700
0
92,156
5,521
47
27
2
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
08/31/2006 1,049,649,742 1,045,819,758 183,610 6,999,025 6,561,672 7,331,103 21,664
09/30/2006 1,045,375,282 1,036,199,620 218,354 6,968,912 6,533,340 7,301,631 2,049
401,964
13,967,938
13,095,012
14,632,734
23,713
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2006 Loan appears to have an amortization method disagreement. 3 3
08/31/2006
Sum:
3
3
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2006 Loan appears to have an amortization method disagreement. 0 4
09/30/2006
Sum:
0
4
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2006 No Action Required 3 3
08/31/2006
Sum:
3
3
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline